LORD ABBETT SECURITIES TRUST

Lord Abbett Fundamental Equity Fund

Supplement dated July 3, 2014 to the

Prospectus dated March 1, 2014

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 18 of the prospectus:

Portfolio Manager.

Portfolio Manager/Title	Member of the Investment Management Team Since
Sean J. Aurigemma, Portfolio Manager	2010

The following replaces the third paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 115 of the prospectus:

Sean J. Aurigemma, Portfolio Manager, heads the team and is primarily responsible for the day-to-day management of the Fund. Mr. Aurigemma joined Lord Abbett in 2007 and has been a member of the team since 2010.

Please retain this document for your future reference.

LORD ABBETT SECURITIES TRUST Lord Abbett Fundamental Equity Fund

Supplement dated July 3, 2014 to the

Statement of Additional Information dated March 1, 2014

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1.                  The following paragraph replaces the third paragraph in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” beginning on page 5-3 of the SAI:

Sean J. Aurigemma heads Fundamental Equity Fund’s team and is primarily responsible for the day-to-day management of the Fund.

2.                  The following row replaces the applicable row of the corresponding table beginning on page 5-4 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (#Total Net Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Fundamental Equity Fund	Sean J. Aurigemma	2 / $829	3 / $788	393 / $1,819(*)(**)

+ Total net assets are in millions.

* Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $643 million in assets.

** Does not include $298 million for which Lord Abbett provides investment models to managed account sponsors.

3.                  The following row replaces the applicable row of the corresponding table beginning on page 5-6 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Fund	Name	Dollar Range of Shares in the Funds
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Fundamental Equity Fund	Sean J. Aurigemma					X

Please retain this document for your future reference.